Income tax - Tax liabilities (Details) - AUD ($) $ in Millions	Sep. 30, 2024	Sep. 30, 2023
Income tax
Current tax liabilities	$ 569	$ 780
Total tax liabilities	569	780
Parent Entity
Income tax
Current tax liabilities	408	607
Total tax liabilities	$ 408	$ 607